Summary of changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Deferred Revenue
Deferred income at the beginning of the year	₨ 387,049	₨ 357,916
Deferred during the year		229
Recorded in statement of profit or loss	(138,872)	62,060
Transferred to other financial liabilities (deposits)		(33,156)
Deferred income at the closing of the year	₨ 248,177	₨ 387,049